Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable, Net [Abstract]
Total Accounts receivable – third parties, gross	$ 4,397,561	$ 3,044,930
Less: allowance for current expected credit loss	(245,753)	(90,281)
Total	$ 4,151,808	$ 2,954,649